UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

CLEARBRIDGE

SMALL CAP GROWTH FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Growth Fund for the six-month reporting period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	ClearBridge Small Cap Growth Fund

Performance review

For the six months ended April 30, 2021, Class A shares of ClearBridge Small Cap Growth Fund, excluding sales charges, returned 33.99%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Indexi, returned 37.84% for the same period. The Lipper Small-Cap Growth Funds Category Averageii returned 38.00% over the same time frame.

Performance Snapshot as of April 30, 2021 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Growth Fund:
Class 1[1]	34.16%
Class A	33.99%
Class C	33.45%
Class FI	33.93%
Class R	33.79%
Class I	34.13%
Class IS	34.24%
Russell 2000 Growth Index	37.84%
Lipper Small-Cap Growth Funds Category Average	38.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2021, gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares were 0.92%, 1.17%, 1.92%, 1.19%, 1.46%, 0.90% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class 1 shares of the Fund are closed to all purchases or incoming exchanges. Investors owning Class 1 may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions, except through dividend reinvestment.

ClearBridge Small Cap Growth Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Equity securities are subject to price and market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 678 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Small Cap Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	34.16%	$1,000.00	$1,341.60	0.87%	$5.05	Class 1	5.00%	$1,000.00	$1,020.48	0.87%	$4.36
Class A	33.99	1,000.00	1,339.90	1.14	6.61	Class A	5.00	1,000.00	1,019.14	1.14	5.71
Class C	33.45	1,000.00	1,334.50	1.92	11.11	Class C	5.00	1,000.00	1,015.27	1.92	9.59
Class FI	33.93	1,000.00	1,339.30	1.18	6.84	Class FI	5.00	1,000.00	1,018.94	1.18	5.91
Class R	33.79	1,000.00	1,337.90	1.45	8.41	Class R	5.00	1,000.00	1,017.60	1.45	7.25
Class I	34.13	1,000.00	1,341.30	0.89	5.17	Class I	5.00	1,000.00	1,020.38	0.89	4.46
Class IS	34.24	1,000.00	1,342.40	0.77	4.47	Class IS	5.00	1,000.00	1,020.98	0.77	3.86

2	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2021

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 2.6%
Diversified Telecommunication Services — 2.6%
Bandwidth Inc., Class A Shares	762,045	$100,742,349	*
Iridium Communications Inc.	1,648,704	62,634,265	*
Total Communication Services		163,376,614
Consumer Discretionary — 11.7%
Auto Components — 3.1%
Fox Factory Holding Corp.	1,268,922	194,436,918	*
Distributors — 1.1%
Core-Mark Holding Co. Inc.	1,583,112	67,377,247
Diversified Consumer Services — 2.7%
Chegg Inc.	1,903,794	171,969,712	*
Internet & Direct Marketing Retail — 0.1%
Poshmark Inc., Class A Shares	225,523	9,433,627	*
Leisure Products — 0.7%
Hayward Holdings Inc.	2,178,610	43,528,628	*
Specialty Retail — 4.0%
Monro Inc.	987,292	69,692,942
National Vision Holdings Inc.	2,949,607	148,689,689	*
Vroom Inc.	675,520	31,256,310	*
Total Specialty Retail		249,638,941
Total Consumer Discretionary		736,385,073
Consumer Staples — 5.9%
Food & Staples Retailing — 4.5%
BJ’s Wholesale Club Holdings Inc.	3,216,348	143,674,265	*
Casey’s General Stores Inc.	497,339	110,503,753
Grocery Outlet Holding Corp.	722,965	29,200,556	*
Total Food & Staples Retailing		283,378,574
Food Products — 1.4%
Calavo Growers Inc.	550,232	42,989,626
Hain Celestial Group Inc.	1,183,671	48,542,348	*
Total Food Products		91,531,974
Total Consumer Staples		374,910,548
Energy — 1.6%
Energy Equipment & Services — 1.6%
Cactus Inc., Class A Shares	1,674,527	49,917,650
ChampionX Corp.	2,051,493	43,101,868	*
Newpark Resources Inc.	2,986,093	8,480,504	*
Total Energy		101,500,022

See Notes to Financial Statements.

4	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Financials — 6.2%
Banks — 2.1%
Western Alliance Bancorp	1,281,003	$134,594,985
Capital Markets — 2.0%
Hamilton Lane Inc., Class A Shares	650,649	58,851,202
PJT Partners Inc., Class A Shares	874,497	64,301,765
Total Capital Markets		123,152,967
Insurance — 2.1%
American Equity Investment Life Holding Co.	1,821,332	56,424,865
Trupanion Inc.	972,478	78,867,966	*
Total Insurance		135,292,831
Total Financials		393,040,783
Health Care — 27.8%
Biotechnology — 5.8%
Amicus Therapeutics Inc.	2,571,265	25,301,248	*
Biohaven Pharmaceutical Holding Co. Ltd.	671,900	50,459,690	*
CareDx Inc.	1,340,891	106,024,251	*
Heron Therapeutics Inc.	3,037,983	53,103,943	*
Invitae Corp.	1,878,322	65,553,438	*
Ultragenyx Pharmaceutical Inc.	584,696	65,275,461	*
Total Biotechnology		365,718,031
Health Care Equipment & Supplies — 8.0%
CryoPort Inc.	878,671	49,706,418	*
Insulet Corp.	237,950	70,247,599	*
Integra LifeSciences Holdings Corp.	1,645,431	121,893,529	*
Penumbra Inc.	617,695	189,008,493	*
Silk Road Medical Inc.	1,207,416	73,821,414	*
Total Health Care Equipment & Supplies		504,677,453
Health Care Providers & Services — 3.7%
Progyny Inc.	2,234,594	127,170,744	*
Surgery Partners Inc.	2,270,948	109,459,694	*
Total Health Care Providers & Services		236,630,438
Health Care Technology — 4.2%
Certara Inc.	1,360,496	43,277,378	*
Health Catalyst Inc.	1,406,629	81,443,819	*
Omnicell Inc.	592,995	85,996,135	*
Vocera Communications Inc.	1,434,859	51,898,850	*
Total Health Care Technology		262,616,182
Life Sciences Tools & Services — 4.9%
ICON PLC	632,847	137,296,156	*
Olink Holding AB, ADR	287,535	10,121,232	*

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Life Sciences Tools & Services — continued
Quanterix Corp.	428,827	$26,218,483	*
Syneos Health Inc.	1,565,013	132,791,353	*
Total Life Sciences Tools & Services		306,427,224
Pharmaceuticals — 1.2%
Caris Life Sciences Inc.	2,075,035	14,628,997	*(a)(b)(c)
Pacira BioSciences Inc.	995,016	62,865,111	*
Total Pharmaceuticals		77,494,108
Total Health Care		1,753,563,436
Industrials — 16.7%
Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings Inc.	1,250,593	58,427,705
Air Freight & Logistics — 3.3%
Forward Air Corp.	976,624	86,226,133
XPO Logistics Inc.	852,164	118,553,056	*
Total Air Freight & Logistics		204,779,189
Building Products — 5.1%
Masonite International Corp.	727,397	91,862,967	*
Trex Co. Inc.	2,126,017	229,588,576	*
Total Building Products		321,451,543
Commercial Services & Supplies — 0.6%
US Ecology Inc.	897,509	38,108,232	*
Electrical Equipment — 1.8%
Bloom Energy Corp., Class A Shares	2,047,157	53,164,667	*
Shoals Technologies Group Inc., Class A Shares	1,849,883	59,325,748	*
Total Electrical Equipment		112,490,415
Machinery — 3.7%
Albany International Corp., Class A Shares	479,354	42,777,551
Hydrofarm Holdings Group Inc.	383,453	25,192,862	*
RBC Bearings Inc.	557,528	111,187,809	*
Tennant Co.	719,709	56,792,237
Total Machinery		235,950,459
Trading Companies & Distributors — 1.3%
H&E Equipment Services Inc.	1,738,806	67,639,554
MRC Global Inc.	1,413,508	13,315,245	*
Total Trading Companies & Distributors		80,954,799
Total Industrials		1,052,162,342
Information Technology — 25.2%
Communications Equipment — 0.8%
Viavi Solutions Inc.	2,990,341	48,921,979	*

See Notes to Financial Statements.

6	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.0%
Brain Corp.	598,883	$2,617,119	*(a)(b)(c)
nLIGHT Inc.	905,021	26,553,316	*
OSI Systems Inc.	332,339	32,093,977	*
Total Electronic Equipment, Instruments & Components		61,264,412
IT Services — 2.7%
Shift4 Payments Inc., Class A Shares	710,572	70,268,465	*
Wix.com Ltd.	311,823	99,122,295	*
Total IT Services		169,390,760
Semiconductors & Semiconductor Equipment — 5.2%
Allegro MicroSystems Inc.	2,611,776	64,458,632	*
Brooks Automation Inc.	811,578	82,237,199
Lattice Semiconductor Corp.	1,520,375	76,490,066	*
Monolithic Power Systems Inc.	286,199	103,426,594
Total Semiconductors & Semiconductor Equipment		326,612,491
Software — 15.5%
Aspen Technology Inc.	699,254	91,490,393	*
Cornerstone OnDemand Inc.	1,718,900	76,087,109	*
Envestnet Inc.	933,051	68,887,155	*
HubSpot Inc.	113,484	59,743,652	*
Jamf Holding Corp.	1,253,899	45,792,391	*
Model N Inc.	1,653,154	65,762,466	*
New Relic Inc.	826,712	53,157,582	*
PagerDuty Inc.	3,033,685	128,810,265	*
Qualys Inc.	824,066	83,527,330	*
SEMrush Holdings Inc., Class A Shares	1,361,030	22,388,944	*
Smartsheet Inc., Class A Shares	619,634	36,744,296	*
Sprout Social Inc., Class A Shares	387,801	25,707,328	*
SVMK Inc.	2,120,538	38,148,479	*
Varonis Systems Inc.	2,306,310	122,119,114	*
Viant Technology Inc., Class A Shares	565,319	18,565,076	*
Yext Inc.	3,303,030	46,077,269	*
Total Software		983,008,849
Total Information Technology		1,589,198,491
Materials — 0.9%
Chemicals — 0.9%
Balchem Corp.	444,944	56,592,428
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
Redfin Corp.	590,768	41,814,559	*
Total Common Stocks (Cost — $3,209,137,798)		6,262,544,296

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2021

ClearBridge Small Cap Growth Fund

Security	Rate	Shares	Value
Preferred Stocks — 0.4%
Information Technology — 0.4%
Electronic Equipment, Instruments & Components — 0.1%
Brain Corp.	—	1,923,387	$10,655,564	*(a)(b)(c)
Software — 0.3%
Pride Parent Inc.	—	558	18,267,919	*(a)(c)
Total Preferred Stocks (Cost — $29,676,825)			28,923,483
Total Investments before Short-Term Investments (Cost — $3,238,814,623)			6,291,467,779
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	35,223,976	35,223,976
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	8,805,994	8,805,994	(d)
Total Short-Term Investments (Cost — $44,029,970)			44,029,970
Total Investments — 100.3% (Cost — $3,282,844,593)			6,335,497,749
Liabilities in Excess of Other Assets — (0.3)%			(21,636,262)
Total Net Assets — 100.0%			$6,313,861,487

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 9).
(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2021, the total market value of investments in Affiliated Companies was $8,805,994 and the cost was $8,805,994 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

8	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $3,274,038,599)	$6,326,691,755
Investments in affiliated securities, at value (Cost — $8,805,994)	8,805,994
Cash	3,149,908
Receivable for Fund shares sold	11,875,534
Receivable for securities sold	504,300
Dividends and interest receivable	169,205
Prepaid expenses	130,577
Total Assets	6,351,327,273

Liabilities:
Payable for securities purchased	23,823,118
Payable for Fund shares repurchased	8,954,150
Investment management fee payable	3,817,016
Service and/or distribution fees payable	310,241
Trustees’ fees payable	14,761
Accrued expenses	546,500
Total Liabilities	37,465,786
Total Net Assets	$6,313,861,487

Net Assets:
Par value (Note 7)	$1,141
Paid-in capital in excess of par value	2,793,272,207
Total distributable earnings (loss)	3,520,588,139
Total Net Assets	$6,313,861,487

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2021

Net Assets:
Class 1	$5,380,105
Class A	$1,305,799,348
Class C	$9,431,573
Class FI	$7,615,430
Class R	$92,691,536
Class I	$1,629,456,648
Class IS	$3,263,486,847

Shares Outstanding:
Class 1	100,961
Class A	25,523,555
Class C	254,063
Class FI	147,751
Class R	1,891,302
Class I	29,019,378
Class IS	57,131,947

Net Asset Value:
Class 1 (and redemption price)	$53.29
Class A (and redemption price)	$51.16
Class C*	$37.12
Class FI (and redemption price)	$51.54
Class R (and redemption price)	$49.01
Class I (and redemption price)	$56.15
Class IS (and redemption price)	$57.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$54.28
*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Dividends	$10,644,188
Interest from unaffiliated investments	1,378
Interest from affiliated investments	602
Total Investment Income	10,646,168

Expenses:
Investment management fee (Note 2)	21,925,468
Transfer agent fees (Note 5)	1,904,247
Service and/or distribution fees (Notes 2 and 5)	1,805,963
Trustees’ fees	142,464
Registration fees	98,652
Legal fees	63,865
Fund accounting fees	57,184
Shareholder reports	28,427
Audit and tax fees	22,197
Insurance	21,686
Custody fees	17,475
Miscellaneous expenses	9,389
Total Expenses	26,097,017
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,096)
Net Expenses	26,094,921
Net Investment Loss	(15,448,753)

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	509,602,653
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	1,121,328,952
Net Gain on Investments	1,630,931,605
Increase in Net Assets From Operations	$1,615,482,852

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment loss	$(15,448,753)	$(24,981,981)
Net realized gain	509,602,653	363,822,590
Change in net unrealized appreciation (depreciation)	1,121,328,952	622,849,762
Increase in Net Assets From Operations	1,615,482,852	961,690,371

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(352,040,327)	(273,372,388)
Decrease in Net Assets From Distributions to Shareholders	(352,040,327)	(273,372,388)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,161,503,272	1,179,780,036
Reinvestment of distributions	299,527,334	231,145,931
Cost of shares repurchased	(1,060,142,060)	(1,266,236,432)
Shares redeemed in-kind (Note 10)	(19,735,165)	(24,119,964)
Increase in Net Assets From Fund Share Transactions	381,153,381	120,569,571
Increase in Net Assets	1,644,595,906	808,887,554

Net Assets:
Beginning of period	4,669,265,581	3,860,378,027
End of period	$6,313,861,487	$4,669,265,581

See Notes to Financial Statements.

12	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$42.48	$35.87	$38.54	$33.67	$26.69	$27.05

Income (loss) from operations:
Net investment loss	(0.13)	(0.23)	(0.21)	(0.21)	(0.20)	(0.16)
Net realized and unrealized gain	14.19	9.47	2.21	6.24	8.00	0.13
Total income (loss) from operations	14.06	9.24	2.00	6.03	7.80	(0.03)

Less distributions from:
Net realized gains	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)
Total distributions	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)

Net asset value, end of period	$53.29	$42.48	$35.87	$38.54	$33.67	$26.69
Total return[3]	34.16%	27.19%	6.58%	18.52%	29.81%	(0.13)%

Net assets, end of period (000s)	$5,380	$4,415	$3,750	$3,882	$3,493	$2,929

Ratios to average net assets:
Gross expenses	0.87%[4]	0.92%	0.93%	0.93%	1.02%	1.05%
Net expenses[5]	0.87 [4,6]	0.92 [6]	0.93	0.93	1.02	1.05
Net investment loss	(0.51) [4]	(0.62)	(0.58)	(0.54)	(0.65)	(0.60)

Portfolio turnover rate	13%[7]	21%[7]	18%[7]	15%	10%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$40.95	$34.74	$37.57	$32.93	$26.17	$26.59

Income (loss) from operations:
Net investment loss	(0.19)	(0.31)	(0.29)	(0.30)	(0.25)	(0.20)
Net realized and unrealized gain	13.65	9.15	2.13	6.10	7.83	0.11
Total income (loss) from operations	13.46	8.84	1.84	5.80	7.58	(0.09)

Less distributions from:
Net realized gains	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)
Total distributions	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)

Net asset value, end of period	$51.16	$40.95	$34.74	$37.57	$32.93	$26.17
Total return[3]	33.99%	26.90%	6.29%	18.23%	29.55%	(0.36)%

Net assets, end of period (millions)	$1,306	$993	$895	$906	$844	$772

Ratios to average net assets:
Gross expenses	1.14%[4]	1.17%	1.19%	1.19%	1.23%	1.24%
Net expenses[5]	1.14 [4,6]	1.17 [6]	1.19 [6]	1.19 [6]	1.23 [6]	1.24
Net investment loss	(0.78) [4]	(0.87)	(0.84)	(0.80)	(0.87)	(0.79)

Portfolio turnover rate	13%[7]	21%[7]	18%[7]	15%	10%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$30.60	$26.77	$30.24	$26.91	$21.68	$22.23

Income (loss) from operations:
Net investment loss	(0.27)	(0.42)	(0.41)	(0.45)	(0.38)	(0.32)
Net realized and unrealized gain	10.04	6.88	1.61	4.94	6.43	0.10
Total income (loss) from operations	9.77	6.46	1.20	4.49	6.05	(0.22)

Less distributions from:
Net realized gains	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)
Total distributions	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)

Net asset value, end of period	$37.12	$30.60	$26.77	$30.24	$26.91	$21.68
Total return[3]	33.45%	25.95%	5.61%	17.40%	28.59%	(1.03)%

Net assets, end of period (000s)	$9,432	$9,551	$13,912	$36,204	$38,332	$40,095

Ratios to average net assets:
Gross expenses	1.92%[4]	1.92%	1.88%	1.89%	1.94%	1.95%
Net expenses[5]	1.92 [4,6]	1.92 [6]	1.88 [6]	1.89 [6]	1.93 [6]	1.95
Net investment loss	(1.56) [4]	(1.60)	(1.52)	(1.50)	(1.57)	(1.50)

Portfolio turnover rate	13%[7]	21%[7]	18%[7]	15%	10%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.09%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$41.24	$34.98	$37.80	$33.12	$26.31	$26.71

Income (loss) from operations:
Net investment loss	(0.18)	(0.31)	(0.29)	(0.30)	(0.25)	(0.19)
Net realized and unrealized gain	13.73	9.20	2.14	6.14	7.88	0.12
Total income (loss) from operations	13.55	8.89	1.85	5.84	7.63	(0.07)

Less distributions from:
Net realized gains	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)
Total distributions	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)

Net asset value, end of period	$51.54	$41.24	$34.98	$37.80	$33.12	$26.31
Total return[3]	33.93%	26.89%	6.28%	18.24%	29.59%	(0.28)%

Net assets, end of period (000s)	$7,615	$8,726	$13,742	$12,566	$13,412	$10,998

Ratios to average net assets:
Gross expenses	1.18%[4]	1.19%	1.20%	1.19%	1.19%	1.18%
Net expenses[5]	1.18 [4,6]	1.19 [6]	1.20	1.19	1.19	1.18
Net investment loss	(0.76) [4]	(0.87)	(0.85)	(0.82)	(0.84)	(0.74)

Portfolio turnover rate	13%[7]	21%[7]	18%[7]	15%	10%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$39.40	$33.62	$36.61	$32.21	$25.68	$26.15

Income (loss) from operations:
Net investment loss	(0.25)	(0.40)	(0.38)	(0.39)	(0.32)	(0.26)
Net realized and unrealized gain	13.11	8.81	2.06	5.95	7.67	0.12
Total income (loss) from operations	12.86	8.41	1.68	5.56	7.35	(0.14)

Less distributions from:
Net realized gains	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)
Total distributions	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)

Net asset value, end of period	$49.01	$39.40	$33.62	$36.61	$32.21	$25.68
Total return[3]	33.79%	26.49%	5.99%	17.88%	29.21%	(0.56)%

Net assets, end of period (000s)	$92,692	$72,116	$73,346	$89,301	$80,620	$73,645

Ratios to average net assets:
Gross expenses	1.45%[4]	1.46%	1.49%	1.47%	1.49%	1.47%
Net expenses[5]	1.45 [4,6]	1.46 [6]	1.49	1.47 [6]	1.48 [6]	1.47
Net investment loss	(1.07) [4]	(1.15)	(1.14)	(1.09)	(1.12)	(1.03)

Portfolio turnover rate	13%[7]	21%[7]	18%[7]	15%	10%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$44.62	$37.54	$40.10	$34.97	$27.67	$27.99

Income (loss) from operations:
Net investment loss	(0.14)	(0.23)	(0.21)	(0.20)	(0.17)	(0.12)
Net realized and unrealized gain	14.92	9.94	2.32	6.49	8.29	0.13
Total income from operations	14.78	9.71	2.11	6.29	8.12	0.01

Less distributions from:
Net realized gains	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)
Total distributions	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)

Net asset value, end of period	$56.15	$44.62	$37.54	$40.10	$34.97	$27.67
Total return[3]	34.13%	27.23%	6.61%	18.58%	29.91%	0.02%

Net assets, end of period (millions)	$1,629	$1,419	$1,174	$1,079	$962	$1,214

Ratios to average net assets:
Gross expenses	0.89%[4]	0.90%	0.91%	0.90%	0.91%	0.90%
Net expenses[5]	0.89 [4,6]	0.90 [6]	0.91	0.90	0.91	0.90
Net investment loss	(0.52) [4]	(0.60)	(0.56)	(0.51)	(0.55)	(0.46)

Portfolio turnover rate	13%[7]	21%[7]	18%[7]	15%	10%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$45.31	$38.04	$40.52	$35.29	$27.87	$28.16

Income (loss) from operations:
Net investment loss	(0.11)	(0.19)	(0.16)	(0.16)	(0.14)	(0.09)
Net realized and unrealized gain	15.17	10.09	2.35	6.55	8.38	0.13
Total income from operations	15.06	9.90	2.19	6.39	8.24	0.04

Less distributions from:
Net realized gains	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)
Total distributions	(3.25)	(2.63)	(4.67)	(1.16)	(0.82)	(0.33)

Net asset value, end of period	$57.12	$45.31	$38.04	$40.52	$35.29	$27.87
Total return[3]	34.24%	27.39%	6.75%	18.70%	30.13%	0.13%

Net assets, end of period (millions)	$3,263	$2,163	$1,687	$1,176	$1,022	$552

Ratios to average net assets:
Gross expenses	0.77%[4]	0.78%	0.77%	0.78%	0.79%	0.78%
Net expenses[5]	0.77 [4,6]	0.78 [6]	0.77	0.78	0.79	0.78
Net investment loss	(0.41) [4]	(0.48)	(0.43)	(0.39)	(0.43)	(0.34)

Portfolio turnover rate	13%[7]	21%[7]	18%[7]	15%	10%	9%
[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2021.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

20	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$1,738,934,439	—	$14,628,997	$1,753,563,436
Information Technology	1,586,581,372	—	2,617,119	1,589,198,491
Other Common Stocks	2,919,782,369	—	—	2,919,782,369
Preferred Stocks:
Information Technology	—	$18,267,919	10,655,564	28,923,483
Total Long-Term Investments	6,245,298,180	18,267,919	27,901,680	6,291,467,779
Short-Term Investments†	44,029,970	—	—	44,029,970
Total Investments	$6,289,328,150	$18,267,919	$27,901,680	$6,335,497,749

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

22	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.09%, 1.35%, 1.60%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2021, fees waived and/or expenses reimbursed amounted to $2,096, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$59,359	—
CDSCs	49	$151

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

24	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$799,042,216
Sales	716,425,796	*

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $19,449,693 (Note 10).

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,282,844,593	$3,129,894,153	$(77,240,997)	$3,052,653,156

4. Derivative instruments and hedging activities

During the six months ended April 30, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$2,833
Class A	$1,522,580	765,754
Class C	50,613	8,117
Class FI	13,304	8,909
Class R	219,466	78,964
Class I	—	964,349
Class IS	—	75,321
Total	$1,805,963	$1,904,247

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$2
Class A	438
Class C	4
Class FI	4
Class R	32
Class I	554
Class IS	1,062
Total	$2,096

6. Distributions to shareholders by class

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Net Realized Gains:
Class 1	$337,559	$275,228
Class A	79,013,230	66,856,370
Class C	1,010,517	1,315,696
Class FI	722,171	1,026,586
Class R	5,933,100	5,523,406
Class I	91,732,042	81,509,516
Class IS	173,291,708	116,865,586
Total	$352,040,327	$273,372,388

7. Shares of beneficial interest

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	7,381	$337,559	7,731	$275,228
Shares repurchased	(10,341)	(548,416)	(8,354)	(308,007)
Net decrease	(2,960)	$(210,857)	(623)	$(32,779)

26	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,622,481	$126,714,153	4,334,005	$150,194,048
Shares issued on reinvestment	1,683,710	73,999,060	1,821,614	62,645,325
Shares repurchased	(3,035,967)	(146,555,271)	(7,653,792)	(266,185,903)
Net increase (decrease)	1,270,224	$54,157,942	(1,498,173)	$(53,346,530)

Class C
Shares sold	13,161	$468,107	31,062	$830,571
Shares issued on reinvestment	30,638	980,107	42,390	1,096,622
Shares repurchased	(101,894)	(3,691,319)	(281,022)	(7,496,944)
Net decrease	(58,095)	$(2,243,105)	(207,570)	$(5,569,751)

Class FI
Shares sold	47,709	$2,220,514	70,228	$2,400,946
Shares issued on reinvestment	16,309	722,171	29,636	1,026,586
Shares repurchased	(127,842)	(6,306,919)	(281,113)	(10,060,413)
Net decrease	(63,824)	$(3,364,234)	(181,249)	$(6,632,881)

Class R
Shares sold	325,447	$15,130,774	408,574	$13,864,453
Shares issued on reinvestment	140,102	5,905,278	161,967	5,374,079
Shares repurchased	(404,520)	(18,557,760)	(922,079)	(31,159,060)
Net increase (decrease)	61,029	$2,478,292	(351,538)	$(11,920,528)

Class I
Shares sold	5,833,563	$309,624,060	11,192,099	$449,429,590
Shares issued on reinvestment	1,576,295	75,961,660	1,555,957	58,161,668
Shares repurchased	(9,836,471)	(507,612,683)	(11,591,037)	(418,093,911)
Shares redeemed in-kind	(349,295)	(19,735,165)	(623,094)	(24,119,964)
Net increase (decrease)	(2,775,908)	$(141,762,128)	533,925	$65,377,383

Class IS
Shares sold	13,487,088	$707,345,664	14,717,856	$563,060,428
Shares issued on reinvestment	2,890,235	141,621,499	2,704,811	102,566,423
Shares repurchased	(6,975,737)	(376,869,692)	(14,050,975)	(532,932,194)
Net increase	9,401,586	$472,097,471	3,371,692	$132,694,657

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2021. The following transactions were effected in such company for the six months ended April 30, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$16,004,810	$100,587,299	100,587,299	$107,786,115	107,786,115

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$602	—	$8,805,994

9. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2021	Value Per Share	Percent of Net Assets
Brain Corp.	598,883	3/21	$2,617,119	$2,617,119	$4.37	0.04%
Brain Corp.	1,923,387	4/20, 11/20	10,146,825	10,655,564	5.54	0.17
Caris Life Sciences Inc.	2,075,035	10/20	5,727,097	14,628,997	7.05	0.23
Pride Parent Inc.	558	12/20	19,530,000	18,267,919	32,738.21	0.29
			$38,021,041	$46,169,599		0.73%

10. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended April 30, 2021 and the year ended October 31, 2020, the Fund had redemptions in-kind with total proceeds in the amount of $19,735,165 and $24,119,964, respectively. The net realized gain on these redemptions in-kind amounted to $12,769,359 and $13,389,600 for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively, which were not realized for tax purposes.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of

28	ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report

contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

ClearBridge Small Cap Growth Fund 2021 Semi-Annual Report	29

ClearBridge

Small Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten*

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

* Effective January 1, 2021, Ms. Duersten became Chair.

ClearBridge Small Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Small Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011195 6/21 SR21-4153

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 18, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 18, 2021